CAPITAL STOCK - Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of warrants outstanding in share-based payment arrangement at beginning of period | Share	0	2,623,306
Weighted average exercise price of warrants outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 0	$ 2.00
Number of warrants expired in share-based payment arrangement | Share		(2,623,306)
Weighted average exercise price of warrants expired in share-based payment arrangement | $ / shares		$ 2.00
Number of warrants outstanding in share-based payment arrangement at end of period | Share	0	0
Weighted average exercise price of warrants outstanding in share-based payment arrangement at end of period | $ / shares	$ 0	$ 0